SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement of Consolidated Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net loss	$ (6,850,725)	$ (4,156,334)
Stock based compensation	470,647
Depreciation and amortization	269,087	$ 151,710
Decrease in prepaid expense	(25,447)	(8,362)
(Increase) in deposits	(20,648)	(14,110)
Increase in accounts payable to related parties	357,975	15,906
Increase (decrease) in accounts payable and accrued liabilities	763,871	574,984
(Increase) decrease in accounts receivable	17,529	(15,380)
Net cash used in operating activities	(4,050,786)	(2,536,598)
Purchase of fixed assets	(126,065)	(294,224)
Investment in tenant improvements	(331,625)	(533,252)
Net cash used in investing activities	(457,690)	(827,476)
Proceeds from issuance of common stock	3,150,001	3,251,112
Dividends paid to shareholders	(294,262)	$ (420,447)
Proceeds from related party debts	231,938
Principal payments on capital leases	(45,113)	$ (47,968)
Net cash from financing activities	4,366,442	3,282,697
Net increase (decrease) in cash	(142,034)	(81,377)
Beginning cash balance	$ 142,034	223,411
Ending cash balance		142,034
Supplemental disclosure of cash flow information
Cash paid for interest	$ 191,488	16,073
As Previously Reported
Net loss		(4,253,617)
Depreciation and amortization		249,703
Decrease in prepaid expense		(9,362)
(Increase) in deposits		$ (14,991)
Increase in accounts payable to related parties
Increase (decrease) in accounts payable and accrued liabilities		$ 639,726
(Increase) decrease in accounts receivable		(13,425)
Net cash used in operating activities		(2,486,978)
Purchase of fixed assets		(420,303)
Investment in tenant improvements		(479,386)
Net cash used in investing activities		(899,689)
Proceeds from issuance of common stock		3,251,112
Dividends paid to shareholders		(474,233)
Proceeds from related party debts		52,000
Principal payments on capital leases		(34,708)
Net cash from financing activities		3,294,171
Net increase (decrease) in cash		(92,496)
Beginning cash balance	157,692	250,188
Ending cash balance		157,692
Supplemental disclosure of cash flow information
Cash paid for interest		49,617
As Restated
Net loss		97,283
Depreciation and amortization		(97,993)
Decrease in prepaid expense		1,000
(Increase) in deposits		(881)
Increase in accounts payable to related parties		15,906
Increase (decrease) in accounts payable and accrued liabilities		(64,742)
(Increase) decrease in accounts receivable		(1,955)
Net cash used in operating activities		(36,424)
Purchase of fixed assets		126,079
Investment in tenant improvements		(53,866)
Net cash used in investing activities		72,213
Proceeds from issuance of common stock		(20,000)
Dividends paid to shareholders		53,756
Proceeds from related party debts		(52,000)
Principal payments on capital leases		6,770
Net cash from financing activities		(11,474)
Net increase (decrease) in cash		11,119
Beginning cash balance	(15,658)	(2,677)
Ending cash balance		(15,658)
Supplemental disclosure of cash flow information
Cash paid for interest		(33,544)
Error Correction
Net loss		(4,156,334)
Depreciation and amortization		151,710
Decrease in prepaid expense		(8,362)
(Increase) in deposits		(14,110)
Increase in accounts payable to related parties		15,906
Increase (decrease) in accounts payable and accrued liabilities		574,984
(Increase) decrease in accounts receivable		(15,380)
Net cash used in operating activities		(2,536,598)
Purchase of fixed assets		(294,224)
Investment in tenant improvements		(533,252)
Net cash used in investing activities		(827,476)
Proceeds from issuance of common stock		3,231,112
Dividends paid to shareholders		$ (420,477)
Proceeds from related party debts
Principal payments on capital leases		$ (27,938)
Net cash from financing activities		3,282,697
Net increase (decrease) in cash		(81,377)
Beginning cash balance	$ 142,034	223,411
Ending cash balance		142,034
Supplemental disclosure of cash flow information
Cash paid for interest		$ 16,073